INVENTORIES	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4. INVENTORIES

Components of Inventory	12-31-2021 ThU.S.$	12-31-2020 ThU.S.$
Raw materials	79,288	77,359
Production supplies	158,382	133,276
Work in progress	56,187	64,449
Finished goods	689,168	460,419
Spare Parts	189,154	202,776
Total Inventories	1,172,179	938,279
Inventories recognized as cost of sales as of December 31, 2021 were ThU.S.$ 3,599,477 (ThU.S.$ 3,381,471 and ThU.S.$ 3,838,433 as of December 31, 2020 and 2019, respectively).
In order to have the inventories recorded at net realizable value as of December 31, 2021, a net decrease of inventories was recognized associated with a higher provision of obsolescence of ThU.S.$ 33,890 (ThU.S.$ 21,580 and ThU.S.$ 26,877 as of December 31, 2020 and 2019, respectively). As of December 31, 2021, the amount of obsolescence provision is ThU.S.$ 65,490 (ThU.S.$ 31,600 as of December 31, 2020).
As of December 31, 2021, there were inventory write-offs of ThU.S.$ 933 (ThU.S.$ 300 and ThU.S.$ 1,734 as of December 31, 2020 and 2019, respectively) which are presented in the consolidated statements of profit or loss whithin Cost of sales.
The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).
As of the date of these consolidated financial statements, no inventories were pledged as security.